Consolidated Statement of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noninterest income
Total investment securities (1)	$ 267	$ 194	$ 185
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	344	453	376
Debt securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	205	207	136
Total investment securities (1)	262	189	183
Total reversal of losses recognized in OCI as non-credit-related impairment	$ (57)	$ 18	$ (47)